Note 3 - Credit Facility (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1.0
Debt Instrument, Basis Spread on Variable Rate	1.75%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	3.25%
Line of Credit Facility, Amount Outstanding	$ 0	$ 0